Balance Sheet Accounts and Supplemental Disclosures - Schedule of Other Noncurrent Assets, Net (Detail) (USD $) In Millions, unless otherwise specified	May 31, 2013	Nov. 30, 2012	Nov. 30, 2011
Other Noncurrent Assets [Line Items]
Deferred financing costs	$ 19.8	$ 7.0	$ 8.4
Recoverable from the U.S. government for conditional asset retirement obligations	14.6	13.8	12.3
Grantor trust	11.8	12.1	13.3
Other	16.3	18.2	23.7
Other noncurrent assets, net	$ 62.5	$ 51.1	$ 57.7